Revenue - Schedule of Revenue From Sale of Commercial Products (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Revenue from commercial products	€ 96,028	€ 66,499
SKYTROFA [member]
Disclosure of operating segments [line items]
Revenue from commercial products	51,340	65,005
YORVIPATH [member]
Disclosure of operating segments [line items]
Revenue from commercial products	€ 44,688	€ 1,494